Concentration and risks (Tables)	12 Months Ended
Dec. 31, 2021
Customer risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Revenues	2019	2020	2021
Customer A	*	*	14%
Customer B	*	14%	11%

	As of
	December 31,
Accounts receivable, net	2020	2021
In aggregate of Customer C,D,E	44%	*
Customer A	*	20%

Supplier risk
Concentration and risks
Schedule of concentration and risks

	As of
	December 31,
Accounts payable	2020	2021
Supplier I	34%	*
Supplier II	21%	*
Supplier III	*	15%
*	The percentage was below 10% for the period.